Taxation - Schedule of Reconciliations of the Income Tax Expenses (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
PRC income tax rate	25.00%